UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

2214 Michigan Avenue, Suite E  Arlington, Texas 76013

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC.

450 Wireless Blvd.

Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

10/31

Date of reporting period: 4/30/11

Item 1.  Reports to Stockholders.

Semi-Annual Report

April 30, 2011

1-800-320-2185

www.epiphanyfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

                                                                                                                  June 1, 2011

Dear Epiphany Shareholder:

For the six month period ended April 30, 2011, the stock market, as measured by the S&P 500 index had a very strong return of 16.36%.  The Russell 2500 index, which includes many small and mid-size companies, returned a remarkable 23.71%.  As most of our shareholders realize, Epiphany Funds seek to obtain above market returns over the long run by controlling risk of loss in down markets.  Nevertheless, our three stock funds performed very well in this period.  The FFV Fund N share gained 15.66% while the Dana Large Cap Core Fund was up 17.98%.  The FFV Focused Fund, which invests in smaller companies, N share gained 20.22%.  During uncertain economic times, staying true to our investment philosophy is critical.  We want to identify investments that have greater potential to increase in value but we will not compromise our portfolio construction parameters. In our income fund, we continue to seek out investments that produce steady income and utilize bonds, preferred stocks and other income producing securities.  The FFV Strategic Income Fund N share returned 3.14% to its shareholders in this six month period.

We now have four different mutual funds in our fund family.  Each fund is designed to meet the goal of providing diversification options to the investor and the advisor.  Going forward, we will continue to develop new investment options that are aimed at further diversification for your portfolio.

As President, I have three goals for Epiphany Funds.  First, we will continue to promote and improve the FFV Scorecard©, Trinity’s proprietary screening methodology.   Second, we will attempt to offer investment options with competitive investment performance, with the goal of capturing market gains and limiting losses.  Third, we will continue to grow the assets in Epiphany Funds and to provide additional investment options.

So, how do we grow the assets in Epiphany Funds?  First and foremost, we must offer a competitive faith-based product that combines values with return. Historically, lack of performance has done more to hold back the growth of faith based investments than any other factor.   At Epiphany Funds, our goal is to always invest with purpose.  That means that we invest in companies that we believe are among the best in their sectors, and also demonstrate a commitment to the values outlined in the FFV Scorecard.   We believe that the combination of values screening using the FFV Scorecard and a detailed financial performance analysis performed by high-quality investment managers is what sets us apart from other faith-based investments.  Increasing the awareness of our methodology will be the key to growth in Epiphany Funds.

Our growth this year is off to a great start.  For the first six months, between October 31, 2010 and April 30, 2011 the Epiphany Funds total assets grew from $14 million to $21.5 million.  This is a 53 percent increase in assets.   This growth comes through our direct efforts, but also through the assistance of our shareholders and their advisors.  Additionally, the number of financial companies selling our products continues to grow.  Increased partners in this distribution channel will be a key to continued growth.

Another reason for the growth in Epiphany Funds is that our funds are being added to more and more retirement plans every month.  If you want Epiphany Funds to be added as an option in your retirement plan, ask your human resources director about adding it to the options. If you are unsure how to do that, let us help you in that effort.

 In the first part of 2011, we launched a new version of our website.  The goal was to provide more real-time information and provide additional individual account features.  You can now open direct accounts on-line as well as view information about your existing account in a secured environment.  We are very pleased with the initial feedback and the increased traffic to the website.

Growth in assets will yield greater opportunities for Epiphany Funds to make changes in the investment world.  This is most easily done through careful and responsible voting of shareholder proxies.  Recently, we finished the voting for the majority of company proxies for 2010-2011.  Shareholder proxies this year included a variety of voting issues ranging from the standard items such as approval of board members, auditors and stock option plans to the unusual including shareholder proposals to approve executive compensation.  We want to assure you that we take our responsibility to exercise our shareholder right to vote very seriously, and are very diligent in our effort to always place votes that are in line with our shareholders’ values, and not necessarily in line with the company’s management recommendations.   As we grow, we plan to increase our communications with the companies we hold to try and influence their activities and decisions to ensure that family values remain a part of the decision making process.  Together, we are going to make a difference in the world.

In closing, I would like to personally thank you for your confidence and trust in Epiphany Funds.  Our entire team remains focused on our goal of investing with purpose and will continue to do all that we can to deserve your trust.   May God bless you and your families during this summer season.

Respectfully,

Sam Saladino

CEO and Portfolio Manager

Epiphany Funds

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

The Russell 2500 Index:  The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap.  It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

1360-NLD-6/28/2011

EPIPHANY FFV FUND
PORTFOLIO REVIEW
April 30, 2011 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2011, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Epiphany FFV Fund - Class N	15.66%	17.11%	1.51%
Epiphany FFV Fund - Class A with sales load	9.85%	11.48%	4.07%
Epiphany FFV Fund - Class A without sales load	15.67%	17.33%	5.80%
Epiphany FFV Fund - Class C with contingent deferred sales charge	14.23%	15.15%	3.65%
Epiphany FFV Fund - Class C without contingent deferred sales charge	15.23%	16.15%	3.65%
S&P 500 Total Return Index (2)	16.36%	17.22%	1.32%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's total gross annual operating expenses, including underlying funds are 8.24%, 8.24% and 8.99% for the Class N, A and C shares respectively per the March 1, 2010 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is January 8, 2007, Class A is March 19, 2008 and Class C is February 13, 2008.
(2) Since inception return assumes inception date of January 8, 2007.

The S&P 500 Total Return Index is a unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Oil & Gas	8.0%
Miscellaneous Manufacturing	7.4%
Semiconductors	6.9%
Food	6.1%
Insurance	6.0%
Telecommunications	5.5%
Retail	5.4%
Computers	5.0%
Oil & Gas Services	4.0%
Diversified Financial Services	3.9%
Other Industries	40.4%
Cash & Cash Equivalents	1.4%
Total	100.0%

EPIPHANY FFV FOCUSED FUND
PORTFOLIO REVIEW
April 30, 2011 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2011, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Epiphany FFV Focused Fund - Class N	20.22%	24.76%	31.95%
Epiphany FFV Focused Fund - Class A with sales load	14.31%	N/A	25.22%
Epiphany FFV Focused Fund - Class A without sales load	20.30%	N/A	31.80%
Epiphany FFV Focused Fund - Class C with contingent deferred sales charge	18.80%	N/A	30.37%
Epiphany FFV Focused Fund - Class C without contingent deferred sales charge	19.80%	N/A	31.37%
Russell 2500 Total Return Index (2)	23.71%	23.89%	31.07%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's estimated total gross annual operating expenses, including underlying funds are 2.01%, 2.01% and 2.76% for the Class N, A and C shares respectively per the March 1, 2010 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010 and Classes A and C is July 28, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Index returns assume reinvestment of dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Retail	10.2%
Electronics	6.7%
Insurance	6.5%
Semiconductors	5.2%
Banks	4.9%
Oil & Gas	4.7%
Forest Products & Paper	4.1%
Auto Parts & Equipment	3.8%
Chemicals	3.8%
Pharmaceuticals	3.8%
Other Industries	44.9%
Cash & Cash Equivalents	1.4%
Total	100.0%

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO REVIEW
April 30, 2011 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2011, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Epiphany FFV Strategic Income Fund - Class N	3.14%	8.56%	6.82%
Epiphany FFV Strategic Income Fund - Class A with sales load	(1.94)%	N/A	1.15%
Epiphany FFV Strategic Income Fund - Class A without sales load	3.22%	N/A	6.52%
Epiphany FFV Strategic Income Fund - Class C with contingent deferred sales charge	1.74%	N/A	4.52%
Epiphany FFV Strategic Income Fund - Class C without contingent deferred sales charge	2.74%	N/A	5.52%
Barclays Capital Intermediate Aggregate Bond Index (2)	0.18%	5.11%	5.05%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's estimated total gross annual operating expenses, including underlying funds are 1.84%, 1.84% and 2.59%  for the Class N, A, and C shares respectively per the March 1, 2010 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010, Classes A and C is July 28, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	66.2%
Preferred Stock	20.5%
Common Stock	9.7%
Closed-End Funds	0.5%
Cash & Cash Equivalents	3.1%
Total	100.0%

DANA LARGE CAP CORE FUND
PORTFOLIO REVIEW
April 30, 2011 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2011, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Dana Large Cap Core Fund - Class N	17.98%	26.22%	33.59%
Dana Large Cap Core Fund - Class A with sales load	12.19%	N/A	21.23%
Dana Large Cap Core Fund - Class A without sales load	18.06%	N/A	27.66%
Dana Large Cap Core Fund - Class C with contingent deferred sales charge	16.50%	N/A	25.94%
Dana Large Cap Core Fund - Class C without contingent deferred sales charge	17.50%	N/A	26.94%
S&P 500 Total Return Index (2)	16.36%	17.22%	21.11%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's estimated total gross annual operating expenses, including underlying funds are 2.09%, 2.09% and 2.84% for the Class N, A and C shares respectively per the March 1, 2010 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010 and Classes A and C is July 28, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The S&P 500 Total Return Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Oil & Gas	11.9%
Pharmaceuticals	9.5%
Retail	7.5%
Insurance	6.0%
Banks	5.8%
Computers	5.4%
Miscellaneous Manufacturing	3.9%
Semiconductors	3.7%
Electronics	3.5%
Software	3.5%
Other Industries	38.8%
Cash & Cash Equivalents	0.5%
Total	100.0%

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCK - 98.6%
	AGRICULTURE - 2.0%
4,800	Archer-Daniels-Midland Co.	$ 177,696

	APPAREL - 1.7%
1,500	VF Corp.	150,840

	AUTO MANUFACTURERS - 1.1%
6,400	Ford Motor Co. *	99,008

	AUTO PARTS & EQUIPMENT - 1.8%
3,100	Magna International, Inc.	158,875

	BANKS - 3.8%
2,740	PNC Financial Services Group, Inc.	170,812
1,900	Toronto-Dominion Bank	164,597
		335,409
	CHEMICALS - 1.8%
1,500	Eastman Chemical Co.	160,875

	COMMERCIAL SERVICES - 1.3%
5,200	Western Union Co.	110,500

	COMPUTERS - 5.0%
2,700	Accenture PLC - Cl. A	154,251
400	Apple, Inc. *	139,292
5,000	EMC Corp. *	141,700
		435,243
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
3,500	American Express Co.	171,780
6,800	Invesco Ltd.	169,116
		340,896
	ELECTRIC - 3.3%
2,540	NextEra Energy, Inc.	143,688
4,100	Northeast Utilities	145,960
		289,648
	ELECTRONICS - 3.6%
3,300	Agilent Technologies, Inc. *	164,703
4,200	TE Connectivity Ltd.	150,570
		315,273
	FOOD - 6.1%
4,200	General Mills, Inc.	162,036
2,100	HJ Heinz Co.	107,583
6,800	Safeway, Inc.	165,308
3,600	Sysco Corp.	104,076
		539,003

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Shares		Value
	HEALTHCARE-PRODUCTS - 3.8%
3,000	Covidien PLC	$ 167,070
3,080	St Jude Medical, Inc.	164,595
		331,665
	HEALTHCARE-SERVICES - 1.8%
2,100	Humana, Inc. *	159,852

	HOUSEHOLD PRODUCTS/WARES - 1.9%
2,500	Kimberly-Clark Corp.	165,150

	INSURANCE - 6.0%
5,280	Sun Life Financial, Inc.	172,973
2,540	Torchmark Corp.	169,977
2,900	Travelers Cos, Inc.	183,512
		526,462
	IRON/STEEL - 1.8%
1,700	Cliffs Natural Resources, Inc.	159,324

	MACHINERY-DIVERSIFIED - 2.0%
1,760	Deere & Co.	171,600

	MISCELLANEOUS MANUFACTURING - 7.4%
2,200	Cooper Industries PLC	145,090
2,520	Dover Corp.	171,461
3,140	Eaton Corp.	168,084
2,780	Illinois Tool Works, Inc.	162,380
		647,015
	OIL & GAS - 8.0%
1,420	Apache Corp.	189,385
1,900	Devon Energy Corp.	172,900
2,440	Newfield Exploration Co. *	172,752
4,800	Seadrill Ltd.	171,120
		706,157
	OIL & GAS SERVICES - 4.0%
3,500	Halliburton Co.	176,680
2,240	National Oilwell Varco, Inc.	171,786
		348,466
	PHARMACEUTICALS - 3.6%
3,080	Abbott Laboratories	160,283
3,880	AmerisourceBergen Corp.	157,683
		317,966
	PIPELINES - 0.8%
2,400	Spectra Energy Corp.	69,696

	REITS - 1.9%
9,200	Annaly Capital Management, Inc.	164,128

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Shares		Value
	RETAIL - 5.4%
2,400	Advance Auto Parts, Inc.	$ 157,104
6,800	Macy's, Inc.	162,588
2,800	TJX Cos, Inc.	150,136
		469,828
	SEMICONDUCTORS - 6.9%
3,800	Analog Devices, Inc.	153,178
5,000	Avago Technologies Ltd.	167,300
7,000	Intel Corp.	162,330
3,500	Texas Instruments, Inc.	124,355
		607,163
	SHIPBUILDING - 0.1%
228	Huntington Ingalls Industries, Inc. *	9,120

	SOFTWARE - 0.7%
2,433	CA, Inc.	59,827

	TELECOMMUNICATIONS - 5.5%
3,460	BCE, Inc.	129,508
3,000	Harris Corp.	159,390
1,028	QUALCOMM, Inc.	58,431
3,480	Verizon Communications, Inc.	131,474
		478,803
	TRANSPORTATION - 1.6%
1,900	United Parcel Service, Inc. - Cl. B	142,443

	TOTAL COMMON STOCK (Cost - $7,448,051)	8,647,931

	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
73,883	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.23%**	73,883
	(Cost - $73,883)

	TOTAL INVESTMENTS - 99.4% (Cost - $7,521,934)(a)	$ 8,721,814
	OTHER ASSETS LESS LIABILITIES - 0.6%	52,989
	NET ASSETS - 100.0%	$ 8,774,803

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,207,812
	Unrealized depreciation	(7,932)
	Net unrealized appreciation	$ 1,199,880
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2011

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 1.9%
1,060	AAR Corp.	$ 27,602

	APPAREL - 2.0%
890	Maidenform Brands, Inc. *	28,177

	AUTO PARTS & EQUIPMENT - 3.8%
920	Cooper Tire & Rubber Co.	24,822
1,080	Federal-Mogul Corp. *	28,620
		53,442
	BANKS - 4.9%
500	Bank of the Ozarks, Inc.	22,265
800	Community Bank System, Inc.	20,016
940	Community Trust Bancorp, Inc.	26,602
		68,883
	CHEMICALS - 3.8%
240	Eastman Chemical Co.	25,740
210	Lubrizol Corp.	28,249
		53,989
	COMMERCIAL SERVICES - 2.1%
1,100	Deluxe Corp.	29,788

	COMPUTERS - 1.5%
600	Manhattan Associates, Inc. *	21,690

	DISTRIBUTION/WHOLESALE - 1.8%
310	MWI Veterinary Supply, Inc. *	25,783

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
560	NYSE Euronext	22,428
400	World Acceptance Corp. *	27,180
		49,608
	ELECTRIC - 3.7%
720	Northeast Utilities	25,632
1,360	TECO Energy, Inc.	26,207
		51,839
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
2,800	Power-One, Inc. *	23,128

	ELECTRONICS - 6.7%
560	Arrow Electronics, Inc. *	25,530
3,200	Flextronics International Ltd. *	22,304
1,220	Jabil Circuit, Inc.	24,205
1,220	Newport Corp. *	22,851
		94,890
	FOOD - 1.7%
840	Hormel Foods Corp.	24,704

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Shares		Value
	FOREST PRODUCTS & PAPER - 4.1%
1,050	Buckeye Technologies, Inc.	$ 29,568
830	MeadWestvaco Corp.	27,963
		57,531
	GAS - 1.6%
560	AGL Resources, Inc.	23,246

	HEALTHCARE-PRODUCTS - 3.2%
120	Atrion Corp.	20,778
900	Hanger Orthopedic Group, Inc. *	24,453
		45,231
	HEALTHCARE-SERVICES - 1.9%
350	Humana, Inc. *	26,642

	INSURANCE - 6.5%
510	Assurant, Inc.	20,247
2,620	Meadowbrook Insurance Group, Inc.	26,829
280	PartnerRe Ltd.	22,501
880	Unum Group	23,302
		92,879
	MACHINERY-CONSTRUCTION & MINING - 2.0%
280	Joy Global, Inc.	28,266

	MISCELLANEOUS MANUFACTURING - 3.4%
350	Dover Corp.	23,814
1,060	Trimas Corp. *	24,603
		48,417
	OIL & GAS - 4.7%
490	Atwood Oceanics, Inc. *	22,016
880	Georesources, Inc. *	25,538
280	Newfield Exploration Co. *	19,824
		67,378
	OIL & GAS SERVICES - 2.0%
340	Oil States International, Inc. *	28,223

	PHARMACEUTICALS - 3.8%
580	AmerisourceBergen Corp.	23,571
760	Endo Pharmaceuticals Holdings, Inc. *	29,762
		53,333
	REITS - 3.8%
2,100	Ashford Hospitality Trust, Inc.	26,187
1,200	Invesco Mortgage Capital, Inc.	27,288
		53,475
	RETAIL - 10.2%
400	Advance Auto Parts, Inc.	26,184
1,470	Asbury Automotive Group, Inc. *	25,431
1,060	Brinker International, Inc.	25,535
860	Cabela's, Inc. *	21,964
1,070	Macy's, Inc.	25,584
650	Nu Skin Enterprises, Inc.	20,858
		145,556

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Shares		Value
	SEMICONDUCTORS - 5.2%
720	Avago Technologies Ltd.	$ 24,091
2,560	ON Semiconductor Corp. *	26,906
1,460	Teradyne, Inc. *	23,506
		74,503
	TELECOMMUNICATIONS - 3.7%
560	Harris Corp.	29,753
1,320	MetroPCS Communications, Inc. *	22,216
		51,969
	TRANSPORTATION - 1.7%
450	Ryder System, Inc.	24,075

	TRUCKING & LEASING - 1.8%
740	Textainer Group Holdings Ltd.	26,240

	TOTAL COMMON STOCK (Cost - $1,159,923)	1,400,487

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
17,268	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.23%**	17,268
	(Cost - $17,268)

	TOTAL INVESTMENTS - 99.8% (Cost - $1,177,191)(a)	$ 1,417,755
	OTHER ASSETS LESS LIABILITIES - 0.2%	2,909
	NET ASSETS - 100.0%	$ 1,420,664

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 249,073
	Unrealized depreciation	(8,509)
	Net unrealized appreciation	$ 240,564
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2011

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)

Shares				Value
	COMMON STOCK - 9.7%
	COAL - 1.2%
483	Alliance Holdings GP LP			$ 25,237
557	Natural Resource Partners LP			19,166
1,262	Penn Virginia Resource Partners LP			35,530
				79,933
	COMMERCIAL SERVICES - 0.4%
829	Teekay Offshore Partners LP			25,591

	ELECTRIC - 0.6%
508	PG&E Corp.			23,409
443	Pinnacle West Capital Corp.			19,222
				42,631
	OIL & GAS - 1.1%
1,049	BreitBurn Energy Partners LP			23,298
1,054	Encore Energy Partners LP			26,498
773	Legacy Reserves LP			24,976
				74,772
	PHARMACEUTICALS - 0.4%
515	Abbott Laboratories			26,801

	PIPELINES - 2.1%
290	Buckeye Partners LP			18,867
608	Duncan Energy Partners LP			26,229
420	Magellan Midstream Partners LP			25,830
506	MarkWest Energy Partners LP			25,801
697	Spectra Energy Corp.			20,241
231	Sunoco Logistics Partners LP			20,797
				137,765
	REITS - 1.5%
425	Health Care REIT, Inc.			22,852
1,207	Invesco Mortgage Capital, Inc.			27,447
908	Omega Healthcare Investors, Inc.			20,848
1,464	Walter Investment Management Corp.			26,088
				97,235
	SEMICONDUCTORS - 0.7%
1,217	Applied Materials, Inc.			19,095
639	Microchip Technology, Inc.			26,225
				45,320
	TELECOMMUNICATIONS - 1.3%
521	BCE, Inc.			19,501
1,093	Consolidated Communications Holdings, Inc.			20,100
616	Verizon Communications, Inc.			23,272
652	Vodafone Group PLC			18,986
				81,859
	WATER - 0.4%
782	American Water Works Co., Inc.			22,975

	TOTAL COMMON STOCK (Cost - $580,808)			634,882

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 66.2%
	AUTO PARTS & EQUIPMENT - 0.9%
50,000	Johnson Controls, Inc.	5.5000	1/15/2016	$ 55,822

	BANKS - 5.8%
60,000	Bank of New York Mellon Corp	4.3000	5/15/2014	64,881
65,000	BB&T Corp.	4.7500	10/1/2012	68,232
70,000	Fifth Third Bancorp	4.5000	6/1/2018	69,276
100,000	Morgan Stanley	5.4500	1/9/2017	106,845
70,000	Regions Financial Corp.	5.7500	6/15/2015	72,013
				381,247
	CHEMICALS - 1.6%
98,000	Praxair, Inc.	4.3750	3/31/2014	105,536

	COMMERCIAL SERVICES - 1.6%
100,000	Block Financial LLC	5.1250	10/30/2014	103,774

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
100,000	HSBC Finance Corp.	0.5280	1/15/2014	98,470

	ELECTRIC - 1.1%
70,000	FirstEnergy Corp.	6.4500	11/15/2011	71,758

	FOOD - 1.7%
100,000	ConAgra Foods, Inc.	5.8750	4/15/2014	110,253

	INSURANCE - 0.8%
50,000	Hartford Financial Services Group, Inc.	5.5000	10/15/2016	53,279

	MUNICIPAL - 15.6%
84,625	Colorado Housing & Finance Authority	5.2200	5/1/2036	84,400
85,000	Maryland Community Development Administration	6.5000	3/1/2043	84,905
140,000	Missouri Housing Development Commission	5.8300	9/1/2017	143,630
55,000	Missouri Housing Development Commission	6.2500	9/1/2032	56,950
85,000	Nebraska Investment Finance Authority	4.9500	9/1/2026	84,896
90,000	New Hampshire Housing Finance Authority	5.5330	7/1/2037	89,542
60,000	New Mexico Mortgage Finance Authority	1.8000	9/1/2012	60,071
20,000	New Mexico Mortgage Finance Authority	6.3500	1/1/2028	20,614
30,000	New Mexico Mortgage Finance Authority	5.8200	7/1/2030	30,206
50,000	Oklahoma Housing Finance Agency	5.4100	3/1/2014	53,016
150,000	Utah Housing Corp.	5.1100	7/1/2017	151,036
100,000	Vancouver Housing Authority	3.5740	3/1/2016	100,221
70,000	Wisconsin Housing & Economic Development Authority	5.5300	3/1/2038	69,648
				1,029,135
	OIL & GAS - 4.5%
100,000	ATP Oil & Gas Corp.	11.8750	5/1/2015	104,875
78,000	Transocean, Inc.	5.2500	3/15/2013	83,008
100,000	Transocean, Inc.	6.0000	3/15/2018	109,705
				297,588

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Value
	PIPELINES - 2.3%
40,000	Oneok, Inc.	5.2000	6/15/2015	$ 43,505
100,000	Spectra Energy Capital LLC	5.6680	8/15/2014	110,031
				153,536
	U.S. GOVERNMENT - 15.8%
40,000	United States Treasury Note	2.3750	2/28/2015	41,416
60,000	United States Treasury Note - TIP Bond	3.3750	1/15/2012	78,221
205,000	United States Treasury Note - TIP Bond	2.0000	4/15/2012	233,512
150,000	United States Treasury Note - TIP Bond	3.0000	7/15/2012	197,449
180,000	United States Treasury Note - TIP Bond	0.6250	4/15/2013	198,212
225,000	United States Treasury Note - TIP Bond	2.5000	7/15/2016	285,209
				1,034,019
	U.S. GOVERNMENT AGENCY - 13.0%
16,746	Federal Home Loan Mortgage Corporation	2.5400	11/1/2018	17,417
33,897	Federal Home Loan Mortgage Corporation	2.3990	1/1/2024	34,813
37,747	Federal Home Loan Mortgage Corporation	2.5660	1/1/2024	38,804
40,000	Federal National Mortgage Association	4.6250	10/15/2014	44,301
66,508	Federal National Mortgage Association	3.1980	1/1/2017	69,044
46,370	Federal National Mortgage Association	1.7050	4/1/2024	47,471
21,969	Federal National Mortgage Association	2.5450	8/1/2034	22,891
120,295	Federal National Mortgage Association	2.7070	7/1/2036	126,374
647	Government National Mortgage Association	9.0000	6/15/2021	707
164	Government National Mortgage Association	9.0000	2/15/2022	185
1,170	Government National Mortgage Association	8.5000	4/15/2022	1,325
34,024	Government National Mortgage Association	2.1250	10/20/2022	34,636
2,982	Government National Mortgage Association	8.0000	2/15/2023	3,371
16,611	Government National Mortgage Association	2.6250	7/20/2023	16,918
765	Government National Mortgage Association	7.0000	8/15/2023	856
17,343	Government National Mortgage Association	2.6250	8/20/2023	17,664
784	Government National Mortgage Association	7.0000	9/15/2023	876
3,828	Government National Mortgage Association	7.5000	12/15/2023	4,344
5,111	Government National Mortgage Association	6.5000	1/15/2024	5,776
1,952	Government National Mortgage Association	7.0000	2/15/2024	2,186
12,120	Government National Mortgage Association	3.3750	2/20/2024	12,298
13,041	Government National Mortgage Association	3.3750	3/20/2024	13,232
6,107	Government National Mortgage Association	3.3750	4/20/2024	6,255
13,948	Government National Mortgage Association	3.3750	5/20/2024	14,286
11,117	Government National Mortgage Association	2.6250	9/20/2024	11,332
16,850	Government National Mortgage Association	2.6250	9/20/2024	17,174
12,729	Government National Mortgage Association	2.1250	12/20/2024	12,978
17,917	Government National Mortgage Association	2.5000	12/20/2024	18,276
46,421	Government National Mortgage Association	3.3750	2/20/2025	47,114
11,511	Government National Mortgage Association	2.6250	7/20/2025	11,737
1,651	Government National Mortgage Association	6.5000	4/15/2026	1,868
8,562	Government National Mortgage Association	6.5000	2/15/2027	9,655
18,336	Government National Mortgage Association	7.0000	4/15/2028	20,930
49,206	Government National Mortgage Association	2.6250	9/20/2030	50,042
98,451	Government National Mortgage Association	3.0000	1/20/2032	100,080
12,079	Government National Mortgage Association	2.1250	12/20/2032	12,360
				849,576

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Shares		Rate		Value

	TOTAL BONDS & NOTES (Cost - $4,227,809)			$ 4,343,993

	PREFERRED STOCK - 20.5%
	BANKS - 6.6%
2,400	HSBC Holdings PLC	8.1250		65,807
2,400	KeyCorp Capital X	8.0000		62,736
2,400	M&T Capital Trust IV	8.5000		64,272
2,000	PNC Capital Trust E	7.7500		53,220
2,400	SunTrust Capital IX	7.8750		63,384
1,600	Susquehanna Capital I	9.3750		43,008
1,000	US Bancorp	7.8750		27,750
2,200	USB Capital VIII	6.3500		55,352
				435,529
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
1,200	Corporate-Backed Trust Certificates	8.2000		30,708
2,400	HSBC Finance Corp.	6.3600		57,120
2,200	Morgan Stanley Capital Trust III	6.2500		53,768
2,200	National City Capital Trust IV	8.0000		57,838
				199,434
	INSURANCE - 5.5%
2,400	AAG Holding Co., Inc.	7.5000		60,336
2,400	American Financial Group, Inc.	7.1250		60,456
2,400	Aspen Insurance Holdings Ltd.	7.4010		59,664
2,600	Axis Capital Holdings Ltd.	7.2500		65,104
2,400	Endurance Specialty Holdings Ltd.	7.7500		62,544
2,000	Hartford Financial Services Group, Inc.	7.2500		53,420
				361,524
	OIL & GAS - 0.9%
2,400	GMX Resources, Inc.	9.2500		60,118

	REITS - 4.5%
2,400	Duke Realty Corp.	7.2500		60,600
2,400	Entertainment Properties Trust	7.7500		58,752
2,400	Health Care REIT, Inc.	7.8750		61,656
2,400	Kimco Realty Corp.	7.7500		62,160
2,000	Public Storage	7.2500		50,920
				294,088

	TOTAL PREFERRED STOCK (Cost - $1,320,640)			1,350,694

	CLOSED-END FUNDS - 0.5%
	FINANCIALS - 0.5%
1,500	DWS Multi-Market Income Trust			16,125
1,100	Eaton Vance Enhanced Equity Income Fund II			13,409
	(Cost - $28,865)			29,534

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Shares				Value
	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
101,712	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.23%**			$ 101,712
	(Cost - $101,712)

	TOTAL INVESTMENTS - 98.5% (Cost - $6,259,834)(a)			$ 6,460,814
	OTHER ASSETS LESS LIABILITIES - 1.5%			98,335
	NET ASSETS - 100.0%			$ 6,559,149

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation			$ 214,852
	Unrealized depreciation			(13,872)
	Net unrealized appreciation			$ 200,980
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2011

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCK - 99.5%
	AEROSPACE/DEFENSE - 1.6%
1,040	General Dynamics Corp.	$ 75,733

	APPAREL - 1.1%
540	VF Corp.	54,302

	AUTO PARTS & EQUIPMENT - 1.9%
1,180	Autoliv, Inc.	94,553

	BANKS - 5.8%
2,100	JPMorgan Chase & Co.	95,823
1,470	PNC Financial Services Group, Inc.	91,640
3,240	Wells Fargo & Co.	94,316
		281,779
	BEVERAGES - 1.8%
3,100	Coca-Cola Enterprises, Inc.	88,071

	CHEMICALS - 2.7%
620	Eastman Chemical Co.	66,495
1,130	EI du Pont de Nemours & Co.	64,173
		130,668
	COMMERCIAL SERVICES - 1.8%
4,000	Western Union Co.	85,000

	COMPUTERS - 5.4%
240	Apple, Inc. *	83,575
3,240	EMC Corp. *	91,822
510	International Business Machines Corp.	86,996
		262,393
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
1,500	Ameriprise Financial, Inc.	93,090

	ELECTRIC - 3.3%
2,040	Northeast Utilities	72,624
4,400	TECO Energy, Inc.	84,788
		157,412
	ELECTRONICS - 3.5%
1,800	Arrow Electronics, Inc. *	82,062
2,500	TE Connectivity Ltd.	89,625
		171,687
	FOOD - 1.4%
2,280	Hormel Foods Corp.	67,055

	HEALTHCARE-PRODUCTS - 1.9%
1,640	Covidien PLC	91,332

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Shares		Value
	HEALTHCARE-SERVICES - 1.9%
1,870	UnitedHealth Group, Inc.	$ 92,060

	HOME FURNISHINGS - 1.5%
860	Whirlpool Corp.	74,115

	HOUSEHOLD PRODUCTS/WARES - 1.3%
920	Kimberly-Clark Corp.	60,775

	INSURANCE - 6.0%
1,500	Prudential Financial, Inc.	95,130
3,000	Sun Life Financial, Inc.	98,280
3,640	Unum Group	96,387
		289,797
	MACHINERY-DIVERSIFIED - 1.9%
920	Deere & Co.	89,700

	MEDIA - 2.2%
2,040	Viacom, Inc.	104,366

	METAL FABRICATE/HARDWARE - 2.0%
1,680	Timken Co.	94,735

	MINING - 1.1%
960	Freeport-McMoRan Copper & Gold, Inc.	52,829

	MISCELLANEOUS MANUFACTURING - 3.9%
1,400	Dover Corp.	95,256
4,600	General Electric Co.	94,070
		189,326
	OIL & GAS - 11.9%
700	Apache Corp.	93,359
940	Chevron Corp.	102,874
1,140	ConocoPhillips	89,980
1,100	Exxon Mobil Corp.	96,800
1,340	Helmerich & Payne, Inc.	88,896
1,900	Marathon Oil Corp.	102,676
		574,585
	OIL & GAS SERVICES - 1.2%
1,160	Halliburton Co.	58,557

	PHARMACEUTICALS - 9.5%
1,800	Abbott Laboratories	93,672
2,060	Cardinal Health, Inc.	90,001
2,260	Endo Pharmaceuticals Holdings, Inc. *	88,502
1,080	Herbalife Ltd.	96,962
3,610	Mylan, Inc. *	89,961
		459,098

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

Shares		Value
	REITS - 1.8%
5,000	Annaly Capital Management, Inc.	$ 89,200

	RETAIL - 7.5%
4,000	Macy's, Inc.	95,640
1,180	Ross Stores, Inc.	86,954
1,580	Wal-Mart Stores, Inc.	86,868
2,200	Walgreen Co.	93,984
		363,446
	SEMICONDUCTORS - 3.7%
2,780	Avago Technologies Ltd.	93,019
2,480	Texas Instruments, Inc.	88,114
		181,133
	SOFTWARE - 3.5%
3,200	Microsoft Corp.	83,264
2,340	Oracle Corp.	84,357
		167,621
	TELECOMMUNICATIONS - 2.8%
1,700	BCE, Inc.	63,631
1,900	Verizon Communications, Inc.	71,782
		135,413
	TRANSPORTATION - 1.7%
810	Union Pacific Corp.	83,811

	TOTAL COMMON STOCK (Cost - $3,931,124)	4,813,642

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
43,880	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.23%**	43,880
	(Cost - $43,880)

	TOTAL INVESTMENTS - 100.4% (Cost - $3,975,004)(a)	$ 4,857,522
	OTHER LIABILITIES LESS ASSETS - (0.4) %	(19,771)
	NET ASSETS - 100.0%	$ 4,837,751

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 885,007
	Unrealized depreciation	(2,489)
	Net unrealized appreciation	$ 882,518
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2011

EPIPHANY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

	Epiphany	Epiphany	Epiphany	Dana
	FFV	FFV Focused	FFV Strategic	Large Cap Core
	Fund	Fund	Income Fund	Fund
Assets:
Investments, at cost	$ 7,521,934	$ 1,177,191	$ 6,259,834	$ 3,975,004

Investments in securities, at value	$ 8,721,814	$ 1,417,755	$ 6,460,814	$ 4,857,522
Cash	-	-	-	-
Receivable for fund shares sold	10,024	10,000	43,000	-
Receivable for securities sold	-	-	103	-
Receivable from manager	8,766	14,380	15,900	8,257
Interest and dividends receivable	8,939	577	43,504	5,254
Prepaid expenses and other assets	33,177	-	2,989	-
Total Assets	8,782,720	1,442,712	6,566,310	4,871,033

Liabilities:
Compliance officer fees payable	-	1,406	584	4,138
Fund accounting fees payable	2,407	1,223	2,928	2,096
Payable for distribution fees	1,559	281	1,278	932
Transfer agent fees payable	2,237	709	1,457	4,221
Administration fees payable	-	1,184	-	-
Custody fees payable	5	2,851	914	1,758
Trustees fees payable	-	-	-	443
Accrued expenses and other liabilities	1,709	14,394	-	19,694
Total Liabilities	7,917	22,048	7,161	33,282

Net Assets	$ 8,774,803	$ 1,420,664	$ 6,559,149	$ 4,837,751

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$ 7,375,125	$ 1,152,038	$ 6,345,144	$ 3,824,084
Undistributed net investment income (loss)	3,756	(1,425)	8,105	816
Accumulated net realized gain on investments	196,042	29,487	4,920	130,333
Net unrealized appreciation on investments	1,199,880	240,564	200,980	882,518
Net Assets	$ 8,774,803	$ 1,420,664	$ 6,559,149	$ 4,837,751

Net Asset Value Per Share
Class N
Net Assets	$ 8,380,857	$ 1,360,181	$ 6,152,155	$ 4,775,421
Shares of beneficial interest outstanding	820,210	99,014	590,897	343,465
Net asset value, offering and redemption price per share (a)	$ 10.22	$ 13.74	$ 10.41	$ 13.90

Class A
Net Assets	$ 283,444	$ 45,668	$ 394,239	$ 62,316
Shares of beneficial interest outstanding	27,692	3,327	37,775	4,475
Net asset value and redemption price per share (a)	$ 10.24	$ 13.73	$ 10.44	$ 13.93
Offering price per share (maximum sales charge of 5.00%)	$ 9.22	$ 14.45	$ 10.99	$ 14.66

Class C
Net Assets	$ 110,502	$ 14,815	$ 12,755	$ 14
Shares of beneficial interest outstanding	10,893	1,081	1,227	1
Net asset value, offering and redemption price per share (a,b)	$ 10.14	$ 13.71	$ 10.40	$ 13.90

(a)	A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.
(b)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF OPERATIONS
April 30, 2011 (Unaudited)

	Epiphany	Epiphany	Epiphany	Dana
	FFV	FFV Focused	FFV Strategic	Large Cap Core
	Fund	Fund	Income Fund	Fund
Investment Income:
Interest income	$ 205	$ 35	$ 68,349	$ 83
Dividend income	73,063	11,302	52,745	46,512
Less: Foreign withholding taxes	(595)	(45)	-	(66)
Total Investment Income	72,673	11,292	121,094	46,529

Operating Expenses:
Management fees	26,343	4,322	12,721	15,253
Distribution fees:
Class N Shares	8,382	1,392	6,008	5,062
Class A Shares	275	32	250	23
Class C Shares	496	67	62	-
Fund accounting fees	15,683	12,416	14,444	14,079
Administration fees	10,027	12,792	14,431	9,884
Transfer agent fees	9,300	5,474	7,695	7,254
Compliance officer fees	7,580	1,181	5,450	4,396
Registration fees	7,398	7,785	7,785	7,785
Professional fees	6,353	2,364	9,413	8,551
Trustees' fees	3,932	681	3,946	2,418
Custodian fees	3,478	3,451	3,451	3,451
Printing and postage expense	2,950	490	2,267	1,908
Insurance expense	1,974	435	1,554	1,645
Non 12b-1 Shareholder Service Fee	47	47	47	47
Miscellaneous expenses	1,480	1,600	1,557	1,557
Total Operating Expenses	105,698	54,529	91,081	83,313
Less: Fees waived and expenses reimbursed	(47,276)	(44,940)	(59,271)	(52,786)
Net Operating Expenses	58,422	9,589	31,810	30,527

Net Investment Income	14,251	1,703	89,284	16,002

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	242,838	30,265	7,758	149,129
Net change in unrealized appreciation (depreciation)
from investments	780,179	179,865	80,170	519,102
Net Realized and Unrealized
Gain (Loss) on Investments	1,023,017	210,130	87,928	668,231

Net Increase in Net Assets
Resulting From Operations	$ 1,037,268	$ 211,833	$ 177,212	$ 684,233

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Epiphany FFV Fund		Epiphany FFV Focused Fund

	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Period Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010 (a)

Operations:
Net investment income	$ 14,251	$ 22,581	$ 1,703	$ 196
Net realized gain (loss) on investments	242,838	245,340	30,265	765
Net change in unrealized appreciation
(depreciation) on investments	780,179	457,695	179,865	60,699
Net increase in net assets
resulting from operations	1,037,268	725,616	211,833	61,660

Distributions to Shareholders:
Net Realized Gains:
Class N	-	-	(756)	-
Class A	-	-	(12)
Class C	-	-	(10)	-
Net Investment Income:
Class N	(10,140)	(23,651)	(62)	(1,066)
Class A	(355)	(424)	(20)	-
Class C	-	(51)	(3,045)	-
Total Dividends and Distributions
to Shareholders	(10,495)	(24,126)	(3,905)	(1,066)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class N	2,453,097	6,862,038	303,792	845,609
Class A	116,145	94,081	34,532	6,448
Class C	13,146	63,008	-	12,390
Reinvestment of dividends and distributions
Class N	9,507	22,548	3,801	1,066
Class A	312	424	39	-
Class C	-	51	30	-
Cost of shares redeemed
Class N	(437,737)	(4,905,787)	(32,805)	(22,747)
Class A	(63,291)	(12)	-	-
Class C	(24)	(44)	(13)	-
Net increase in net assets from
share transactions of beneficial interest	2,091,155	2,136,307	309,376	842,766

Total Increase in Net Assets	3,117,928	2,837,797	517,304	903,360

Net Assets:
Beginning of period	5,656,875	2,819,078	903,360	-
End of period*	$ 8,774,803	$ 5,656,875	$ 1,420,664	$ 903,360
* Includes undistributed net investment
income (loss) at end of period	$ 3,756	$ -	$ (1,425)

(a) The Epiphany FFV Focused Fund commenced operations March 1, 2010.
* For the period October 31, 2010 through March 1, 2011. Effective March 1, 2011, Class I shares suspended sales and the outstanding shares were exchanged for Class N shares at net asset value.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Fund		Epiphany FFV Focused Fund

	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Period Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010 (a)

SHARE ACTIVITY
Class N:
Shares Sold	257,814	839,525	24,068	79,064
Shares Reinvested	1,014	2,695	307	100
Shares Redeemed	(45,982)	(591,987)	(2,489)	(2,036)
Net increase in shares of beneficial
interest outstanding	212,846	250,233	21,886	77,128

Class A:
Shares Sold	12,112	11,358	2,752	572
Shares Reinvested	34	51	3	-
Shares Redeemed	(6,923)	(1)	-	-
Net increase in shares of beneficial
interest outstanding	5,223	11,408	2,755	572

Class C:
Shares Sold	1,449	7,998	-	1,079
Shares Reinvested	-	6	3	-
Shares Redeemed	(2)	(5)	(1)	-
Net increase in shares of beneficial
interest outstanding	1,447	7,999	2	1,079

(a) The Epiphany FFV Focused Fund commenced operations March 1, 2010.
* For the period October 31, 2010 through March 1, 2011. Effective March 1, 2011, Class I shares suspended sales and the outstanding shares were exchanged for Class N shares at net asset value.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Strategic Income Fund		Dana Large Cap Core Fund

	Six Months Ended		Six Months Ended
	April 30, 2011	Period Ended	April 30, 2011	Period Ended
	(Unaudited)	October 31, 2010 (a)	(Unaudited)	October 31, 2010 (a)

Operations:
Net investment income	$ 89,284	$ 67,881	$ 16,002	$ 8,449
Net realized gain (loss) on investments	7,758	(1,550)	149,129	(18,796)
Net change in unrealized appreciation
(depreciation) on investments	80,170	120,810	519,102	363,416
Net increase in net assets
resulting from operations	177,212	187,141	684,233	353,069

Distributions to
Shareholders:
Net Realized Gains:
Class N	(1,968)	-	-	-
Class A	(59)	-	-	-
Class C	(6)	-	-	-
Class I*	(48)	-	-	-
Net Investment Income:
Class N	(78,554)	(62,385)	(16,321)	(7,282)
Class A	(3,605)	(145)	(32)	-
Class C	(162)	-	-	-
Class I*	(1,086)	(2,331)	-	-
Total Dividends and Distributions
to Shareholders	(85,488)	(64,861)	(16,353)	(7,282)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class N	2,509,114	3,656,359	739,325	3,205,627
Class A	418,284	40,764	108,220	3,365
Class C	-	12,390		11
Class I*	-	100,010
Reinvestment of dividends and distributions
Class N	80,025	62,385	16,321	7,282
Class A	2,705	145	32
Class C	168	-
Class I*	1,133	2,331
Cost of shares redeemed
Class N	(354,831)	(6,598)	(169,168)	(34,833)
Class A	(72,564)	-	(52,098)
Class C	(10)	-
Class I*	(106,655)	(10)
Shares exchanged
Class N	106,655
Class I*	(106,655)
Net increase in net assets from
share transactions of beneficial interest	2,477,369	3,867,776	642,632	3,181,452

Total Increase in Net Assets	2,569,093	3,990,056	1,310,512	3,527,239

Net Assets:
Beginning of period	3,990,056	-	3,527,239	-
End of period*	$ 6,559,149	$ 3,990,056	$ 4,837,751	$ 3,527,239
* Includes undistributed net investment
income at end of period	$ 8,105	$ 2,228	$ 816	$ 1,167

(a) The Epiphany FFV Strategic Income Fund and Large Cap Core Fund commenced operations March 1, 2010.
* For the period October 31, 2010 through March 1, 2011. Effective March 1, 2011, Class I shares suspended sales and the outstanding shares were exchanged for Class N shares at net asset value.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Strategic Income Fund		Dana Large Cap Core Fund

	Six Months Ended		Six Months Ended
	April 30, 2011	Period Ended	April 30, 2011	Period Ended
	(Unaudited)	October 31, 2010 (a)	(Unaudited)	October 31, 2010 (a)

SHARE ACTIVITY
Class N:
Shares Sold	244,662	367,902	57,161	300,286
Shares Reinvested	7,823	6,206	1,295	653
Shares Redeemed	(35,043)	(650)	(12,804)	(3,126)
Shares Exchanged	10,326	-	-	-
Net increase in shares of beneficial
interest outstanding	227,768	373,458	45,652	297,813

Class A:
Shares Sold	40,490	4,007	8,063	285
Shares Reinvested	263	14	2	-
Shares Redeemed	(7,009)	-	(3,875)	-
Net increase in shares of beneficial
interest outstanding	33,744	4,021	4,190	285

Class C:
Shares Sold	-	1,211	-	1
Shares Reinvested	17	-	-	-
Shares Redeemed	(1)	-	-	-
Net increase in shares of beneficial
interest outstanding	16	1,211	-	1

Class I*:
Shares Sold	-	10,001	-	-
Shares Reinvested	112	233	-	-
Shares Redeemed	(20)	(1)	-	-
Shares Exchanged	(10,345)	-	-	-
Net increase (decrease) in shares of beneficial
interest outstanding	(10,253)	10,233	-	-

(a) The Epiphany FFV Strategic Income Fund and Large Cap Core Fund commenced operations March 1, 2010.
* For the period October 31, 2010 through March 1, 2011. Effective March 1, 2011, Class I shares suspended sales and the outstanding shares were exchanged for Class N shares at net asset value.

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class N

	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	April 30		October 31,		October 31,	October 31,	October 31,
	2011		2010		2009	2008	2007 *
	(Unaudited)

Net asset value, beginning of period	$ 8.85		$ 7.63		$ 7.02	$ 10.05	$ 10.00
Activity from investment operations:
Net investment income (1)	0.02		0.04		0.06	0.08	0.06
Net realized and unrealized gain (loss)	1.36		1.22		0.61	(2.90)	0.03
Total from investment operations	1.38		1.26		0.67	(2.82)	0.09
Less distributions from:
Net investment income	(0.01)		(0.04)		(0.06)	(0.07)	(0.04)
Net realized gains	-		-		-	(0.14)	-
Total distributions	(0.01)		(0.04)		(0.06)	(0.21)	(0.04)

Paid in capital from redemption fees	0.00		0.00	(2)	-	-	-

Net asset value, end of period	$ 10.22		$ 8.85		$ 7.63	$ 7.02	$ 10.05

Total return (3,4)	15.66%		16.53%		9.76%	(28.55)%	0.92%	(5)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,381		$ 5,374		$ 2,724	$ 1,536	$ 1,193
Ratios of gross expenses to
average net assets:	2.98%	(6)	3.77%		8.22%	10.55%	33.92%	(6)
Ratios of net expenses to
average net assets:	1.64%	(6)	1.70%		1.50%	1.50%	1.50%	(6)
Ratios of net investment income to
average net assets:	0.42%	(6)	0.43%		0.84%	0.95%	0.71%	(6)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(0.92)%	(6)	(1.64)%		(5.87)%	(8.10)%	(31.71)%	(6)
Portfolio turnover rate	20%		174%		41%	80%	116%

*	The Epiphany FFV Fund Class N commenced operations on January 8, 2007.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Redemption fees resulted in an amount less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	Six Months Ended		Year Ended		Year Ended	Period Ended
	April 30		October 31,		October 31,	October 31,
	2011		2010		2009	2008 *
	(Unaudited)

Net asset value, beginning of period	$ 8.87		$ 7.62		$ 7.02	$ 8.77
Activity from investment operations:
Net investment income (1)	0.02		0.03		0.06	0.04
Net realized and unrealized gain (loss)	1.37		1.25		0.60	(1.75)
Total from investment operations	1.39		1.28		0.66	(1.71)
Less distributions from:
Net investment income	(0.02)		(0.03)		(0.06)	(0.04)
Net realized gains	-		-		-	-
Total distributions	(0.02)		(0.03)		(0.06)	(0.04)

Paid in capital from redemption fees	0.00		0.00	(2)	-	-

Net asset value, end of period	$ 10.24		$ 8.87		$ 7.62	$ 7.02

Total return (3,4)	15.67%		16.88%		0.10%	(19.57)%	(5)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 283		$ 199		$ 84	$ 56
Ratios of gross expenses to
average net assets:	2.98%	(6)	3.75%		8.22%	10.53%	(6)
Ratios of net expenses to
average net assets:	1.64%	(6)	1.69%		1.50%	1.50%	(6)
Ratios of net investment income to
average net assets:	0.40%	(6)	0.36%		0.82%	0.90%	(6)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(0.94)%	(6)	(1.70)%		(5.90)%	(8.13)%	(6)
Portfolio turnover rate	20%		174%		41%	80%

*	The Epiphany FFV Fund Class A commenced operations on March 19, 2008.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Redemption fees resulted in an amount less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	Six Months Ended		Year Ended		Year Ended	Period Ended
	April 30		October 31,		October 31,	October 31,
	2011		2010		2009	2008 *
	(Unaudited)

Net asset value, beginning of period	$ 8.80		$ 7.62		$ 7.00	$ 9.08
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.02)		0.01	0.00	(2)
Net realized and unrealized gain (loss)	1.35		1.21		0.63	(2.08)
Total from investment operations	1.34		1.19		0.64	(2.08)
Less distributions from:
Net investment income	-		(0.01)		(0.02)	(0.00)	(3)
Net realized gains	-		-		-	-
Total distributions	-		(0.01)		(0.02)	-

Paid in capital from redemption fees	0.00		0.00	(4)	-	-

Net asset value, end of period	$ 10.14		$ 8.80		$ 7.62	$ 7.00

Total return (5,6)	15.23%		15.57%		9.12%	(22.86)%	(7)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 110		$ 83		$ 11	$ 8
Ratios of gross expenses to
average net assets:	3.77%	(6)	4.51%		8.97%	11.13%	(8)
Ratios of net expenses to
average net assets:	2.39%	(6)	2.45%		2.25%	2.25%	(8)
Ratios of net investment income to
average net assets:	(0.31)%	(6)	(0.23)%		0.29%	0.04%	(8)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(1.69)%	(6)	(2.29)%		(6.42)%	(8.83)%	(8)
Portfolio turnover rate	20%		174%		41%	80%

*	The Epiphany FFV Fund Class C commenced operations on February 13, 2008.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment income per share resulted in less than $0.01 per share.
(3)	Net investment income distribution was less than $0.01 per share.
(4)	Redemption fees resulted in an amount less than $0.01 per share.
(5)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(6)	Assumes reinvestment of all dividends and distributions, if any.
(7) Not annualized
(8) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class N

	Six Months Ended	Period Ended
	April 30	October 31,
	2011	2010 *
	(Unaudited)

Net asset value, beginning of period	$ 11.47	$ 10.00
Activity from investment operations:
Net investment income (1,2)	0.02	0.00
Net realized and unrealized gain (loss)	2.29	1.49
Total from investment operations	2.31	1.49
Less distributions from:
Net investment income	(0.03)	(0.02)
Net realized gains	(0.01)	-
Total distributions	(0.04)	(0.02)

Net asset value, end of period	$ 13.74	$ 11.47

Total return (3,4,5)	20.22%	14.88%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 1,360	$ 884
Ratios of gross expenses to
average net assets: (6)	9.39%	17.42%
Ratios of net expenses to
average net assets: (6)	1.64%	1.75%
Ratios of net investment income to
average net assets: (6)	0.31%	0.05%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	(7.44)%	(15.61)%
Portfolio turnover rate	25%	96%

* The Epiphany FFV Focused Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class A

	Six Months Ended	Period Ended
	April 30	October 31,
	2011	2010 *
	(Unaudited)

Net asset value, beginning of period	$ 11.46	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.01)
Net realized and unrealized gain (loss)	2.31	1.47
Total from investment operations	2.32	1.46
Less distributions from:
Net investment income	(0.04)	-
Net realized gains	(0.01)	-
Total distributions	(0.05)	0.00

Net asset value, end of period	$ 13.73	$ 11.46

Total return (2,3,4)	20.30%	9.56%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 46	$ 7
Ratios of gross expenses to
average net assets: (5)	9.31%	11.03%
Ratios of net expenses to
average net assets: (5)	1.61%	1.75%
Ratios of net investment income to
average net assets: (5)	0.13%	(1.47)%
Ratios of net investment loss to
average net assets - pre waiver/recapture (5)	(7.57)%	(10.75)%
Portfolio turnover rate	25%	96%

* The Epiphany FFV Focused Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class C

	Six Months Ended	Period Ended
	April 30	October 31,
	2011	2010 *
	(Unaudited)

Net asset value, beginning of period	$ 11.47	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	0.00	(2)
Net realized and unrealized gain (loss)	2.29	1.47
Total from investment operations	2.27	1.47
Less distributions from:
Net investment income	(0.02)	-
Net realized gains	(0.01)	-
Total distributions	(0.03)	0.00

Net asset value, end of period	$ 13.71	$ 11.47

Total return (3,4,5)	19.80%	9.66%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 15	$ 12
Ratios of gross expenses to
average net assets: (6)	10.16%	14.75%
Ratios of net expenses to
average net assets: (6)	2.40%	2.50%
Ratios of net investment income to
average net assets: (6)	(0.40)%	(2.50)%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	(8.16)%	(14.75)%
Portfolio turnover rate	25%	96%

* The Epiphany FFV Focused Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment loss per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class N

	Six Months Ended		Period Ended
	April 30		October 31,
	2011		2010 *
	(Unaudited)

Net asset value, beginning of period	$ 10.26		$ 10.00
Activity from investment operations:
Net investment income (1)	0.18		0.24
Net realized and unrealized gain (loss)	0.13		0.22
Total from investment operations	0.31		0.46
Less distributions from:
Net investment income	(0.16)		(0.20)
Net realized gains	(0.00)	(3)	-
Total distributions	(0.16)		(0.20)

Net asset value, end of period	$ 10.41		$ 10.26

Total return (2,4,5)	3.14%		4.70%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 6,152		$ 3,832
Ratios of gross expenses to
average net assets: (6)	3.60%		5.27%
Ratios of net expenses to
average net assets: (6)	1.25%		1.25%
Ratios of net investment income to
average net assets: (6)	3.52%		3.86%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	1.17%		(0.16)%
Portfolio turnover rate	22%		35%

* The Epiphany FFV Strategic Income Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Net realized gain distribution was less than $0.01 per share.
(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class A

	Six Months Ended		Period Ended
	April 30		October 31,
	2011		2010 *
	(Unaudited)

Net asset value, beginning of period	$ 10.27		$ 10.00
Activity from investment operations:
Net investment income (1)	0.20		0.05
Net realized and unrealized gain (loss)	0.12		0.26
Total from investment operations	0.32		0.31
Less distributions from:
Net investment income	(0.15)		(0.04)
Net realized gains	(0.00)	(3)	-
Total distributions	(0.15)		(0.04)

Net asset value, end of period	$ 10.44		$ 10.27

Total return (2,4,5)	3.22%		3.20%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 394		$ 41
Ratios of gross expenses to
average net assets: (6)	3.50%		4.29%
Ratios of net expenses to
average net assets: (6)	1.25%		1.25%
Ratios of net investment income to
average net assets: (6)	3.92%		4.10%
Ratios of net investment income to
average net assets - pre waiver/recapture (6)	1.67%		1.06%
Portfolio turnover rate	22%		35%

* The Epiphany FFV Strategic Income Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3) Net realized gain distribution was less than $0.01 per share.
(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

		Six Months Ended		Period Ended
		April 30		October 31,
		2011		2010 *
		(Unaudited)

Net asset value, beginning of period		$ 10.26		$ 10.00
Activity from investment operations:
	Net investment income (1)	0.14		0.00	(2)
	Net realized and unrealized gain (loss)	0.13		0.26
	Total from investment operations	0.27		0.26
Less distributions from:
	Net investment income	(0.13)		-
	Net realized gains	(0.00)	(3)	-
Total distributions		(0.13)		0.00

Net asset value, end of period		$ 10.40		$ 10.26

Total return (4,5,6)		2.74%		2.70%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 13		$ 12
	Ratios of gross expenses to
	average net assets: (7)	4.33%		6.18%
	Ratios of net expenses to
	average net assets: (7)	2.00%		2.00%
	Ratios of net investment income to
	average net assets: (7)	2.74%		1.92%
	Ratios of net investment loss to
	average net assets - pre waiver/recapture (7)	(0.41)%		(2.26)%
	Portfolio turnover rate	22%		35%

*	The Epiphany FFV Strategic Income Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment income per share resulted in less than $0.01 per share.
(3)	Net realized gain distribution was less than $0.01 per share.
(4)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(5)	Assumes reinvestment of all dividends and distributions, if any.
(6)	Not annualized
(7)	Annualized

	See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class N

	Six Months Ended	Period Ended
	April 30	October 31,
	2011	2010 *
	(Unaudited)

Net asset value, beginning of period	$ 11.83	$ 10.00
Activity from investment operations:
Net investment income (1)	0.05	0.06
Net realized and unrealized gain (loss)	2.07	1.81
Total from investment operations	2.12	1.87
Less distributions from:
Net investment income	(0.05)	(0.04)
Net realized gains	-	-
Total distributions	(0.05)	(0.04)

Net asset value, end of period	$ 13.90	$ 11.83

Total return (2,3,4)	17.98%	18.76%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,775	$ 3,524
Ratios of gross expenses to
average net assets: (5)	4.07%	9.63%
Ratios of net expenses to
average net assets: (5)	1.50%	1.50%
Ratios of net investment income to
average net assets: (5)	0.77%	0.82%
Ratios of net investment loss to
average net assets - pre waiver/recapture (5)	(1.80)%	(7.32)%
Portfolio turnover rate	35%	32%

* The Dana Large Cap Core Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized

See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class A

	Six Months Ended	Period Ended
	April 30	October 31,
	2011	2010 *
	(Unaudited)

Net asset value, beginning of period	$ 11.84	$ 10.00
Activity from investment operations:
Net investment income (1,2)	0.02	0.00
Net realized and unrealized gain (loss)	2.11	1.84
Total from investment operations	2.13	1.84
Less distributions from:
Net investment income	(0.04)	-
Net realized gains	-	-
Total distributions	(0.04)	0.00

Net asset value, end of period	$ 13.93	$ 11.84

Total return (3,4,5)	18.06%	8.13%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 62	$ 3
Ratios of gross expenses to
average net assets: (6)	3.95%	4.75%
Ratios of net expenses to
average net assets: (6)	1.50%	1.50%
Ratios of net investment income to
average net assets: (6)	0.24%	0.31%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	(2.21)%	(2.94)%
Portfolio turnover rate	35%	32%

* The Dana Large Cap Core Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

DANA LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class C

	Six Months Ended	Period Ended
	April 30	October 31,
	2011	2010 *
	(Unaudited)

Net asset value, beginning of period	$ 11.83	$ 10.00
Activity from investment operations:
Net investment income (1,2)	0.00	0.00
Net realized and unrealized gain (loss)	2.07	1.83
Total from investment operations	2.07	1.83
Less distributions from:
Net investment income	-	-
Net realized gains	-	-
Total distributions	0.00	0.00

Net asset value, end of period	$ 13.90	$ 11.83

Total return (3,4,5)	17.50%	8.04%
Ratios/Supplemental Data:
Net assets, end of period	$ 14	$ 12
Ratios of gross expenses to
average net assets: (6)	3.20%	5.50%
Ratios of net expenses to
average net assets: (6)	2.25%	2.25%
Ratios of net investment income to
average net assets: (6)	(0.54)%	(0.44)%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	(2.99)%	(3.69)%
Portfolio turnover rate	35%	32%

* The Dana Large Cap Core Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2011 (Unaudited)

(1)	ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust consists of four funds: the FFV Fund; the FFV Focused Fund; the FFV Strategic Income Fund and the Dana Large Cap Core Fund (formerly known as the Epiphany Large Cap Core Fund) (collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  The Funds are registered to offer three classes of shares, Class N, Class A and Class C.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Effective March 1, 2011, the Funds have suspended sales of the Class I share class and have transferred all outstanding shares to Class N.  On March 1, 2011, the FFV Strategic Income Fund exchanged 10,345 shares of Class I (valued at $10.31 per share) for 10,326 shares of Class N (valued at $10.33 per share), pursuant to an action approved by the Board of Directors.

Each of the Funds are diversified and have the following investment objective.  The investment objective of the FFV Fund and the FFV Focused Fund is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the FFV Strategic Income Fund is to seek income from investments in income-producing securities issued by corporations whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the Dana Large Cap Core Fund is to seek long-term growth of capital.  The investment adviser to the Funds is Trinity Fiduciary Partners LLC (the "Adviser").

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Investment Valuation—The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At April 30, 2011, no securities were fair valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	8,647,931	-	-	8,647,931
Money Market Funds	73,883	-	-	73,883
Total	8,721,814	-	-	8,721,814

Epiphany FFV Focused Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,400,487	-	-	1,400,487
Exchange Traded Funds	-	-	-	-
Money Market Funds	17,268	-	-	17,268
Total	1,417,755	-	-	1,417,755

Epiphany FFV Strategic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	634,882	-	-	634,882
Bonds & Notes	-	4,343,993	-	4,343,993
Preferred Stocks	-	1,350,693	-	1,350,693
Closed End Funds	29,534	-	-	29,534
Money Market Funds	101,712	-	-	101,712
Total	766,128	5,694,686	-	6,460,814

Dana Large Cap Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	4,813,642	-	-	4,813,642
Money Market Fund	43,880	-	-	43,880
Total	4,857,522	-	-	4,857,522

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

  b)         Federal Income Tax—The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2007-2009 returns and expected to be taken in the Funds’ 2010 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Funds identify its major tax jurisdictions as U.S. Federal and Ohio State.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the period ended April 30, 2011, the Funds did not incur any interest or penalties.

c)         Distribution to Shareholders— The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Epiphany FFV Fund	Quarterly	Annually
Epiphany FFV Focused Fund	Quarterly	Annually
Epiphany FFV Strategic Income Fund	Monthly	Annually
Dana Large Cap Core Fund	Quarterly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

d)         Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

e)         Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)         Allocation of Expenses—Expenses specifically attributable to a particular Fund are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds of the Trust or another reasonable basis.

(3)	INVESTMENT TRANSACTIONS

For the period ended April 30, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Epiphany FFV Fund	$ 18,880,911	$ 9,025,614
Epiphany FFV Focused Fund	1,395,518	570,575
Epiphany FFV Strategic Income Fund	4,693,849	948,426
Dana Large Cap Core Fund	3,681,556	537,565

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser (the “Adviser”).  A Trustee of the Trust is the Chief Executive Officer of the Adviser.

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV, FFV Focused and Dana Large Cap Core Funds and 0.50% of the average daily net assets of the FFV Strategic Income Fund.  Pursuant to a sub-advisory agreement, the Adviser pays the sub-adviser, Dana Investment Advisors, Inc., a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.075% of the FFV Fund, 0.5625% of the FFV Focused Fund, 0.375% of the FFV Strategic Income Fund and 0.6375% of the Dana Large Cap Core Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until February 29, 2012 to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.75%, 2.50%, and1.75% per annum for Class A, C, and N shares respectively, of the FFV and FFV Focused Funds’, 1.25%, 2.00%  and 1.25%, per annum for Class A, C, and N shares respectively, of the FFV Strategic Income Fund’s and 1.50%, 2.25% and 1.50% per annum for the Class A, C and N shares respectively, of the Dana Large Cap Core Fund’s average daily net assets.  During the period ended April 30, 2011 the Adviser waived/reimbursed fees for the Funds as follows:

Fund

Waiver/Reimbursement

FFV Fund

$   47,276

FFV Focused Fund

     44,940

FFV Strategic Income Fund

     59,271

Dana Large Cap Core Fund

                     52,786

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the percentages indicated above the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.75%, 2.50%, and 1.75% per annum for Class A, C and N shares respectively, of the FFV and FFV Focused Funds’, 1.25%, 2.00%, and 1.25%, per annum for Class A, C and N shares respectively, of the FFV Strategic Income Fund’s and 1.50%, 2.25% and 1.50% per annum for the Class A, C and N shares respectively, of the Dana Large Cap Core Fund’s average daily net assets.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

These amounts will herein be referred to as the "expense limitations".  Effective 3/1/11, the expense limitations for the Epiphany FFV Fund and Epiphany FFV Focused Fund have been raised from 1.50%, 1.50% and 2.25% for Class A, N and C shares respectively to 1.75%, 1.75% and 2.50%, respectively, for Class A, N and C shares under the current waiver agreement.

During the period ended April 30, 2011 the Adviser has the following waived expenses that may be recovered no later then the dates indicated:

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, Class N and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

(5)	REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended April 30, 2011, there was $672 of redemption fees assessed in the FFV Fund, $1,400 of redemption fees assessed to FFV Strategic Income and $47 of redemption fees assessed to Dana Large Cap Core Fund. No fee was assessed to FFV Focused Fund.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended October 31, 2010, was as follows:

The tax character of distributions for the year ended October 31, 2009, was as follows:

As of October 31, 2010, the components of distributable earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and adjustments made for partnerships held by the Funds.  The difference between book basis and tax basis undistributed ordinary income is attributable primarily to adjustments made for partnerships held in the Funds.

At October 31, 2010, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on October 31st of the years indicated below:

	2017	2018	Total
FFV Fund	$ 44,038	$ -	$ 44,038
Large Cap Core Fund	-	(18,735)	(18,735)

Permanent book and tax differences, attributable primarily to distributions in excess of net investment income, tax treatment of short-term capital gains and adjustments for paydowns, real estate investment trusts and partnerships, resulted in reclassification for the period ended October 31, 2010 as follows:

	Paid in Capital	Undistributed net investment income/ (loss)	Accumulated net realized gain/ (loss) on investments
FFV Fund	$ (482)	$ 482	$ -
FFV Focused Fund	(105)	870	(765)
FFV Strategic Income Fund	-	(792)	792
Large Cap Core Fund	-	-	-

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of  April 30, 2011 Charles Schwab & Co., Inc. held 42.38% of the FFV Fund’s, 63.54% of the FFV Focused Fund’s, 46.99% of the FFV Strategic Income Fund’s and 54.66% of the Dana Large Cap Core Fund’s shares in an omnibus account for the sole benefit of their customers, and may therefore be deemed to control each of the respective Funds.

(8)	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(9)	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EPIPHANY FUNDS

EXPENSE EXAMPLES

April 30, 2011 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period(a)	Ending Account Value 4/30/11	Expenses Paid During Period(c)

Epiphany FFV Fund – Class N	1.50%	$1,000.00	$1,156.60	$ 8.07	$1,017.45	$ 7.54
Epiphany FFV Fund – Class A	1.50%	$1,000.00	$1,156.70	$ 8.07	$1,017.45	$ 7.54
Epiphany FFV Fund – Class C	2.25%	$1,000.00	$1,152.30	$ 12.07	$1,013.71	$ 11.30
Epiphany FFV Focused Fund – Class N	1.50%	$1,000.00	$1,202.20	$ 8.24	$1,017.45	$ 7.54
Epiphany FFV Focused Fund – Class A	1.50%	$1,000.00	$1,203.00	$ 8.24	$1,017.45	$ 7.54
Epiphany FFV Focused Fund – Class C	2.25%	$1,000.00	$1,198.00	$ 12.33	$1,013.71	$ 11.30
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period(a)	Ending Account Value 4/30/11	Expenses Paid During Period
Epiphany FFV Strategic Income Fund – Class N	1.25%	$1,000.00	$1,031.40	$ 6.33	$1,018.70	$ 6.29
Epiphany FFV Strategic Income Fund – Class A	1.25%	$1,000.00	$1,032.20	$ 6.33	$1,018.70	$ 6.29
Epiphany FFV Strategic Income Fund – Class C	2.00%	$1,000.00	$1,027.40	$ 10.11	$1,014.96	$ 10.05
Dana Large Cap Core Fund – Class N	1.50%	$1,000.00	$1,179.80	$ 8.15	$1,017.45	$ 7.54
Dana Large Cap Core Fund – Class A	1.50%	$1,000.00	$1,180.60	$ 8.15	$1,017.45	$ 7.54
Dana Large Cap Core Fund – Class C	2.25%	$1,000.00	$1,175.00	$ 12.20	$1,013.71	$ 11.30

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 365.

Approval of Advisory Agreement –The Epiphany Funds

In connection with a meeting held on December  28, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of Epiphany Funds (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between the Trust and Trinity Fiduciary Partners relative to the Epiphany FFV Focused Fund, the Epiphany FFV Strategic Income Fund and the Epiphany Core Equity Fund (each a “Fund” and collectively the “Funds”).

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees considered that, under the terms of the new management agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Adviser will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Trustees noted that they had discussed at the organizational board meeting, the history of the Adviser and the investment experience of its personnel, as well as the quality of the services that they expect to receive from the Adviser. The Trustees noted that they had also discussed the task of achieving positive Fund performance while staying within the constraints of the Catholic Scorecard™.  The Board noted that it had also considered the experience and resources to be dedicated to the Fund by the Adviser.

 Performance.  The Adviser's performance was evaluated by the Board and found to be acceptable for the purposes of approving the new management agreement regarding the Funds.  It was the consensus of the Trustees that the overall investment philosophy of the Adviser was satisfactory and that the research tools and overall approach employed by the Adviser would provide reasonable returns.

 Fees and Expenses.   As to comparative fees and expenses, the Trustees noted that they had also compared the total expense ratio of the Funds with the expense ratios of the funds in the peer group and had determined that the Funds’ contractual management fee and corresponding sub-advisory fees were within the range for the peer group, while the Funds’ total expense ratio was generally higher the range of total expenses of the peer group.  The Trustees noted that they also considered the Adviser’s agreement to waive fees or reimburse expenses to the extent that the Funds’ total operating expenses exceed certain limits, and that these fee waivers and expense reimbursements would be in effect under the Funds' management agreements.  The Trustees concluded that the Funds' management fees were acceptable in light of the quality of services the Funds expect to receive from the Adviser and the level of fees paid by funds in the peer group.

Economies of Scale. As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Funds; however, it was the consensus of the Board that the issue be revisited as the Funds grow.

Profitability.  As to the profits to be realized by the Adviser, the Trustees noted that they had reviewed the Adviser’s estimates of its profitability and its financial condition at the organizational board meeting.  Based on this review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund was reasonable, competitive with that of comparable funds and not excessive under the new management agreement.

 Conclusion.  After discussion, it was the consensus of the Trustees, after considering all pertinent factors, that the proposed fees were reasonable and that the proposed management agreement should be approved.

Approval of Sub-Advisory Agreement

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dana Investment Advisors (“Dana” or the “Sub-Adviser”) and the Trust, on behalf of the Funds.

In its consideration of the approval of the Sub-Advisory Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Board noted that it had met with the professionals from Dana and had reviewed information regarding the skills and experience of the proposed sub-adviser and based on the recommendations of the Trust’s President, determined that Dana and its advisory personnel were qualified to manage the assets of the Funds.

Performance.  The Sub-Adviser's performance was evaluated by the Board and found to be acceptable for the purposes of approving the Sub-Advisory Agreement regarding the Funds.  It was the consensus of the Trustees that the overall investment philosophy of the Sub-Adviser was satisfactory and that the research tools and overall approach employed by the Sub-Adviser would provide reasonable returns.

 Fees and Expenses.  As to comparative fees and expenses, the Trustees noted that they had also compared the total expense ratio of the Funds with the expense ratios of the funds in the peer group and had determined that the Funds’ contractual sub-advisory fees were within the range for the peer group, while the Fund’s total expense ratio was generally higher the range of total expenses of the peer group.  The Trustees concluded that the Funds' management fees were acceptable in light of the quality of services the Funds expect to receive from the Sub-Adviser and the level of fees paid by funds in the peer group.

Economies of Scale.  As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Funds; however, it was the consensus of the Board that the issue be revisited as the Funds grow.

Profitability. Because Dana does not assess profitability of sub-advised funds, the Board determined that an assessment of Dana's profitability was not warranted.

 Conclusion. After discussion, it was the consensus of the Trustees, after considering all pertinent factors, that the proposed fees were reasonable and that the proposed Sub-Advisory Agreement should be approved.

NOTICE OF PRIVACY POLICY & PRACTICES

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-320-2185 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-320-2185.

INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

2214 Michigan Ave., Suite E

Arlington, TX 76013

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.     Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By (Signature and Title)

/s/ Samuel J. Saladino, III

Samuel J. Saladino, III, President

Date

7/5/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Samuel J. Saladino, III

Samuel J. Saladino, III, President

Date

7/5/11

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

7/5/11